SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected life	3 years 2 months 1 day
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life	9 months 18 days	1 year	2 years
Expected volatility	94.00%	134.00%	141.00%
Risk-free interest rate	1.46%	0.32%	0.23%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life	2 years 7 months 24 days	5 years	5 years
Expected volatility	193.00%	211.00%	180.00%
Risk-free interest rate	3.71%	0.99%	0.47%